BORROWINGS - Schedule of short-term and long-term borrowings from commercial banks or other institutions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)
Debt Instrument
Short-term borrowing	¥ 20,000	$ 2,912
Current portion of long-term borrowing				¥ 233,000
Long-term borrowings			¥ 233,000
Short term and long term borrowings from commercial banks or other institutions	¥ 311,950			233,000
Short-term borrowing
Debt Instrument
Fixed annual interest rate (in percentage)	4.50%	4.50%
Short-term borrowing	¥ 20,000
Current portion of long-term borrowing
Debt Instrument
Fixed annual interest rate (in percentage)	5.00%	5.00%
Current portion of long-term borrowing				¥ 233,000
Long-term borrowings
Debt Instrument
Fixed annual interest rate (in percentage)	5.00%	5.00%
Term (in years)	2 years
Long-term borrowings	¥ 291,950